Pensions and Other Postretirement Benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2013	Dec. 30, 2012	Jan. 01, 2012
Retirement Plans [Member]
Components of net periodic benefit cost
Service cost	$ 906	$ 722	$ 638
Interest cost	908	878	853
Expected return on plan assets	(1,447)	(1,236)	(1,108)
Amortization of prior service cost (credit)	6	6	9
Amortization of net transition obligation	1	1	1
Recognized actuarial losses	681	494	388
Curtailments and settlements	0	0	0
Net periodic benefit cost	1,055	865	781
Other Benefit Plans [Member]
Components of net periodic benefit cost
Service cost	196	175	149
Interest cost	151	165	188
Expected return on plan assets	(6)	(4)	(1)
Amortization of prior service cost (credit)	(2)	(3)	(3)
Amortization of net transition obligation	0	0	0
Recognized actuarial losses	111	76	45
Curtailments and settlements	2	0	0
Net periodic benefit cost	$ 452	$ 409	$ 378